Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Feb. 04, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss)	$ (10,397)	$ 0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	61,482		$ 51,085
Gain (loss)	(10,397)
Level 3 | Private warrants derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	7,989		3,916
Gain (loss)	(4,073)
Level 3 | Forward share purchase agreements derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	7,452		14,170
Gain (loss)	6,718
Level 3 | Escrow shares derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	10,129		6,868
Gain (loss)	(3,261)
Level 3 | Shareholder earn-out rights derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	35,912		$ 26,131
Gain (loss)	$ (9,781)